Financial Risk Management Objectives - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payment Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	$ 66,777	$ 15,428
Trade and other payables	44,784	27,370
Lease liability	2,738	2,621
Financial liabilities	126,164	56,039
Within one year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	62,295	10,279
Trade and other payables	44,784	27,370
Lease liability	637	613
Financial liabilities	119,581	48,882
2 to 3 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	428	462
Lease liability	925	584
Financial liabilities	1,353	1,046
4 to 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	428	463
Lease liability	412	431
Financial liabilities	840	894
More than five years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	3,626	4,224
Lease liability	764	993
Financial liabilities	4,390	5,217
All other related parties [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	11,865	10,620
All other related parties [Member] | Within one year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	$ 11,865	$ 10,620